Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 51,858	$ 7,742	¥ 17,775
Cost of revenues	(27,237)	(4,066)
Expenses
Research and development expenses	(452,618)	(67,574)	(592,993)
Administrative expenses	(392,460)	(58,593)	(451,500)
Loss from operations	(820,457)	(122,491)	(1,026,718)
Interest income	6,566	980	9,409
Other income (expense), net	(51,944)	(7,755)	51,904
Equity in loss of affiliates	(181,022)	(27,026)	(114,200)
Loss before income tax expense	(1,046,857)	(156,292)	(1,079,605)
Income tax benefit | ¥			3,124
Net loss attributable to I-MAB	(1,046,857)	(156,292)	(1,076,481)
Net loss attributable to ordinary shareholders	(1,046,857)	(156,292)	(1,076,481)
Net loss attributable to I-Mab	(1,046,857)	(156,292)	(1,076,481)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	233,561	34,870	(73,577)
Total comprehensive loss attributable to I-MAB	(813,296)	(121,422)	(1,150,058)
Net loss attributable to ordinary shareholders	¥ (1,046,857)	$ (156,292)	¥ (1,076,481)
Weighted-average number of ordinary shares used in calculating net loss per share - basic	188,857,353	188,857,353	168,827,190
Weighted-average number of ordinary shares used in calculating net loss per share - diluted	188,857,353	188,857,353	168,827,190
Net loss per share attributable to ordinary shareholders
-Basic | (per share)	¥ (5.54)	$ (0.83)	¥ (6.38)
-Diluted | (per share)	(5.54)	(0.83)	(6.38)
ADS
Net loss per share attributable to ordinary shareholders
-Basic | (per share)	(12.74)	(1.90)	(14.67)
-Diluted | (per share)	¥ (12.74)	$ (1.90)	¥ (14.67)
Licensing and collaboration revenue
Revenues
Total revenues	¥ 23,756	$ 3,547	¥ 17,775
Supply of investigational products
Revenues
Total revenues	¥ 28,102	$ 4,195